CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (Q1) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	20,000	20,000	20,000
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common Stock, shares issued (in shares)	24,458,018	24,458,018	18,871,420
Common Stock, shares outstanding (in shares)	24,458,018	24,458,018	18,871,420
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Shares designated to Series A (in shares)	1,000	1,000	1,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0